Properties and Equipment	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Properties and Equipment
Note 6 – Properties and Equipment

A summary of properties and equipment follows (in thousands):

	December 31,
	2010	2009
Land	$3,646	$3,646
Buildings and building improvements	15,957	15,419
Computer equipment and software	247,168	249,122
Machinery and equipment	117,232	124,608
Furniture, fixtures and leasehold improvements	105,247	111,707
	489,250	504,502
Accumulated depreciation	(284,533)	(300,655)
	$204,717	$203,847